UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2016 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 62.8%
Consumer Discretionary - 11.1%
Bed Bath & Beyond	10,000	$431,100
Cato, Class A	12,500	411,125
Discovery Communications, Series C *	19,000	499,890
LKQ *	11,000	390,060
McDonald's	2,000	230,720
Walt Disney	7,000	650,020
Winnebago Industries	13,000	306,410
		2,919,325
Consumer Staples - 3.5%
Hershey	6,000	573,600
Wal-Mart Stores	5,000	360,600
		934,200
Energy - 3.0%
Chevron	4,418	454,700
ConocoPhillips	8,000	347,760
		802,460
Financials - 6.7%
Arthur J. Gallagher	7,000	356,090
Berkshire Hathaway, Class A *	2	432,440
Berkshire Hathaway, Class B *	2,900	418,963
Leucadia National	14,400	274,176
Opus Bank	8,000	282,960
		1,764,629
Health Care - 9.8%
Gilead Sciences	7,000	553,840
Johnson & Johnson	6,000	708,780
Pfizer	20,000	677,400
Thermo Fisher Scientific	4,000	636,240
		2,576,260
Industrials - 10.6%
Aerojet Rocketdyne Holdings *	22,000	386,760
Boeing	4,500	592,830
Chicago Bridge & Iron	16,000	448,480
Costamare	25,000	228,500
Kansas City Southern	4,600	429,272
Lincoln Electric Holdings	11,600	726,392
		2,812,234
Information Technology - 3.1%
Microsoft	14,000	806,400

Materials - 4.0%
Compass Minerals International	6,000	442,200

Constellium, Class A *	30,000	216,000
Vulcan Materials	3,500	398,055
		1,056,255
Real Estate - 9.2%
Brookfield Asset Management, Class A	15,000	527,700
Texas Pacific Land Trust	5,000	1,175,500
The St. Joe Company *	17,000	312,460
Weyerhaeuser - REIT	12,800	408,832
		2,424,492
Telecommunication Services - 1.8%
Verizon Communications	9,200	478,216
Total Common Stocks
(Cost $11,286,375)		16,574,471

CORPORATE BONDS - 29.1%	Par

Consumer Discretionary - 7.0%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	$271,172
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	519,301
McDonald's
1.875%, 05/29/2019	250,000	252,827
Newell Rubbermaid
3.900%, 11/01/2025	250,000	264,704
Viacom
3.875%, 12/15/2021	250,000	265,747
Walt Disney
5.875%, 12/15/2017	250,000	264,776
		1,838,527
Consumer Staples - 3.8%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	279,906
Bunge Limited Finance
3.500%, 11/24/2020	250,000	261,729
Campbell Soup
2.500%, 08/02/2022	300,000	307,574
Coca-Cola
7.125%, 08/01/2017	150,000	157,022
		1,006,231
Energy - 1.9%
ConocoPhillips
6.650%, 07/15/2018	250,000	272,030
Murphy Oil
4.700%, 12/01/2022	250,000	239,002
		511,032
Financials - 3.5%
Berkshire Hathaway
1.900%, 01/31/2017	265,000	265,835
JPMorgan Chase
3.500%, 03/28/2027 ^	250,000	250,994

	Par
Opus Bank
5.500%, 07/01/2026 ^	$400,000	$418,000
		934,829
Health Care - 2.4%
Pfizer
4.650%, 03/01/2018	250,000	262,477
Stryker
4.375%, 01/15/2020	200,000	217,770
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	151,554
		631,801
Industrials - 4.0%
General Electric
5.000%, 12/29/2049 ^	500,000	532,350
Hexcel
4.700%, 08/15/2025	250,000	272,205
Keysight Technologies
4.550%, 10/30/2024	250,000	258,845
		1,063,400
Information Technology - 5.5%
Corning
7.530%, 03/01/2023	110,000	123,615
Intel
2.700%, 12/15/2022	250,000	261,268
KLA-Tencor
4.650%, 11/01/2024	250,000	275,178
Motorola Solutions
3.750%, 05/15/2022	250,000	256,731
Qualcomm
3.450%, 05/20/2025	500,000	533,072
		1,449,864
Telecommunication Services - 1.0%
Qwest
7.125%, 11/15/2043	250,000	252,813
Total Corporate Bonds
(Cost $7,361,711)		7,688,497

MUNICIPAL BONDS - 4.5%
Blair, Nebraska Water System
Series C	200,000	201,640
3.500%, 12/15/2017
Colony, Texas Local Development Corporation
Series A	190,000	197,933
2.594%, 10/01/2020 - BHAC Insured
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	200,662
Lincoln, Nebraska Airport Authority
Series C	350,000	362,285
3.628%, 07/01/2022

	Par
Omaha, Nebraska Special Tax, Build America Bonds
Series B	$220,000	$220,143
4.130%, 10/15/2016

Total Municipal Bonds
(Cost $1,162,896)		1,182,663

SHORT-TERM INVESTMENT - 3.0%	Shares
First American Government Obligations, Class Z, 0.25% (a)
(Cost $798,480)	798,480	798,480

Total Investments - 99.4%
(Cost $20,609,462)		26,244,111
Other Assets and Liabilities, Net - 0.6%		170,882
Total Net Assets - 100.0%		$26,414,993

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect as of September 30, 2016.
(a) The rate shown is the annualized seven day effective yield as of September 30, 2016.
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,574,471	$-	$-	$16,574,471
Corporate Bonds	-	7,688,497	-	7,688,497
Municipal Bonds	-	1,182,663	-	1,182,663
Short-Term Investment	798,480	-	-	798,480
Total Investments	$17,372,951	$8,871,160	$-	$26,244,111

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

LK Balanced Fund
Cost of investments	$20,609,462

Gross unrealized appreciation	6,786,758
Gross unrealized depreciation	(1,152,109)
Net unrealized appreciation	$5,634,649

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
  James R. Arnold, President

Date  November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
  James R. Arnold, President

Date  November 21, 2016

By (Signature and Title)  /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date  November 21, 2016